Summary of Significant Accounting Policies - Premises and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2014
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	18 years
Computer Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Minimum [Member] | Building and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Minimum [Member] | Furniture and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Maximum [Member] | Building and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Maximum [Member] | Furniture and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	10 years